GOODWILL	12 Months Ended
Dec. 31, 2024
GOODWILL.
GOODWILL

12.GOODWILL

The goodwill of RMB575,427 and RMB572,216 (US$78,393) as of December 31, 2023 and 2024 represented the goodwill of RMB158,724 generated from the acquisition of GFMH, CMCC, SJYH and BPMC by the Group in 2019, the goodwill of RMB45,272 generated from the acquisition of Tianjin Jiatai Group by the Group in 2019, the goodwill of RMB3,211 generated from the acquisition the New Spring Group in 2020, and the goodwill of RMB368,220 generated from the acquisition the HealthingKon in 2021, and the decrease of goodwill in the amount RMB3,211 generated from the disposal of New Spring Group in 2024(Note 4).

The changes in the carrying amount of goodwill are as follow:

	For the years ended December 31,
	2023	2024
	RMB	RMB	US$
Balance as of January 1	575,427	575,427	78,833
Addition	—	—	—
Disposal	—	(3,211)	(440)
Impairment	—	—	—
Balance as of December 31	575,427	572,216	78,393

No impairment was recognized for the years ended December 31, 2022, 2023 and 2024.